Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
10.	RELATED PARTY BALANCES AND TRANSACTIONS

Amount due from related parties

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2022	December 31, 2021
Yongbao Insurance Agency Co., Ltd. and subsidiaries	Common shareholder	Inter-transaction	Repayment in demand	$5,800	$-
Wang Yaxian	Shareholder of the Company	Other receivables	Repayment in demand	3,550	-
Feng Weidong	CTO of the Company	Other receivables	Repayment in demand	3,550	-
Yongbao Information Technology Co., Ltd.	Related Company	Inter-transaction	Repayment in demand	-	4,705
Wu Xianlong	Director of a subsidiary	Account receivables & Other receivables	Repayment in demand	1,900	1,901
Kong Deyu	Senior management of the Company	Other receivables	Repayment in demand	-	-
Li Sing Leung	CFO of the Company	Other receivables	Repayment in demand	-	8
Wang Yilin	Director of China SOS	Other receivables	Repayment in demand	-	-
Qingdao SOS Industry Holding Co,, Ltd	Related Partyq	Other receivables	Repayment in demand	54,238	25,700
				$69,038	$32,306

Amount due to related parties

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2022	December 31, 2021
Yongbao Insurance Agency Co., Ltd.	Common shareholder	Inter-transaction	Repayment in demand	$-	$-
Wang Yilin	Director of China SOS	Account payables	Repayment in demand	3	13
Wu Wenbin	Non-executive director	Account payables	Repayment in demand	25	15
Li Sing Leung	CFO of the Company	Other payables	Repayment in demand	8	8
Wang Yaxian	Shareholder of the Company	Other payables	Repayment in demand	-	-
Bian Jingxue	Senior management of the Company	Other payables	Repayment in demand	-	-
Qingdao SOS Industry Holding Co,, Ltd.	Related Party	Other payables	Repayment in demand	607	-

				$643	$36